Financial risk management objectives and policies	12 Months Ended
Dec. 31, 2020
Financial risk management objectives and policies
Financial risk management objectives and policies

31      Financial risk management objectives and policies

The Group is exposed to market risk, credit risk and liquidity risk. The risks are monitored by appropriate management at each level. The Group’s financial risk activities are governed by appropriate policies and procedures, and financial risks are identified, measured and managed in accordance with the Group’s policies. The Supervisory Board reviews and approves the policies for managing each of these risks, which are summarized below.

Market risk

Market risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market prices. The Group’s market risk relates to foreign currency risks. Financial instruments affected by foreign currency risk include cash and cash equivalents, trade and other receivables and trade and other payables. The Group does not hedge its foreign currency risk.

Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. As the Group operates in multiple countries, the exposure to foreign currency is inherent and is part of the day to day business. The principle characteristics are summarized below:

-Cash is held in Euros and US dollars at the Group level

-Each foreign entity is funded by Group loans, in Euros or US dollars, on average every quarter based on a detailed cash flow forecast

Foreign currency sensitivity:

The following tables demonstrate the sensitivity to a reasonably possible change in Euros and US dollars and major currencies by the Group (EGP, ZAR, NGN, MAD, GHS, KES, AED), with all other variables held constant. The Group’s exposure to foreign currency changes for all other currencies is not material.

The Group assessed a possible change of +/- 5% to Egyptian Pound (EGP) and Moroccan Dirham (MAD) due to valuation fluctuations in 2020 of 1.7% to 7.2% of mentioned, a possible change of +/- 10% to Ghananian Cedi (GHS), Emirati Dirham (AED) and South African Rand (ZAR) due to valuation fluctuations in 2020 of 9.4% to 14.1% of mentioned currencies, and a possible change of +/- 15% to Nigerian Naira (NGN) and Kenyan Shilling (KES) due to valuation fluctuations in 2020 of 16.0% to 17.8% of mentioned currencies. Intercompany loans bear the majority of the Group’s foreign currency risk as they are issued and are repayable in Euro or US dollars. Fluctuation of various exchange rates in Africa and the resulting related foreign exchange gains or losses are recognized in other comprehensive income. The impacts in the major local currencies are as follows:

		Effect on	Effect on
In thousands of EUR		pre-tax equity	profit before tax
Change in EGP/EUR rate
	5%	(11,475)	3,196
	(5)%	11,475	(3,196)

Change in ZAR/EUR
	10%	74	122
	(10)%	(74)	(122)

Change in NGN/EUR
	15%	(188,064)	548,353
	(15)%	188,064	(548,353)

Change in MAD/EUR
	5%	(115,614)	616
	(5)%	115,614	(616)

Change in GHS/EUR
	10%	(169)	441
	(10)%	169	(441)

Change in KES/EUR
	15%	(66,556)	96,769
	(15)%	66,556	(96,769)

Change in AED/EUR
	10%	(33,206)	871
	(10)%	33,206	(871)

Change in EGP/USD rate
	5%	(1,200)	(8)
	(5)%	1,200	8

Change in ZAR/USD
	10%	(76)	12
	(10)%	76	(12)

Change in NGN/USD
	15%	(3,717)	9,495
	(15)%	3,717	(9,495)

Change in GHS/USD
	10%	(508)	14
	(10)%	508	(14)

Change in KES/USD
	15%	(2,512)	10,345
	(15)%	2,512	(10,345)

Change in AED/USD
	10%	—	86
	(10)%	—	(86)

Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities (primarily trade receivables) and from its financing activities, including deposits with banks and financial institutions and foreign exchange transactions.

Trade receivables

As of December 31, 2020, the Group has as an allowance for uncollectible receivables of EUR 8,061 thousand (2019: EUR 8,283 thousand) as set out in the Note 11. Additionally, the Group has as an allowance for uncollectible other receivables of EUR 589 thousand (2019: EUR 503 thousand).

The Group evaluates this risk based on known troubled accounts, historical experience of losses incurred and also detailed analysis of the credit worthiness of the consumers at each reporting date. The Group follows risk control procedures to assess the credit quality of the customers taking into account their financial position, past experience and other factors. The compliance with credit limits by corporate customers is regularly monitored by management.

Sales to retail consumers are required to be settled in cash or using major credit cards, mitigating credit risk. There are no significant concentrations of credit risk, whether through exposure to Individual consumers, specific industry sectors and/or regions.

On receivables from corporate customers, the Group calculated an allowance for expected credit losses (“ECLs”) applying the simplified method permitted by IFRS 9 for trade receivables at reporting date. The Group did not track changes in credit risk, but instead calculated a loss allowance based on lifetime ECLs. Using the practical expedient that is allowed by the standard, the Group has established provision matrices that are based on its historical credit loss experience for the previous years, adjusted for non-recurring events and for forward-looking factors per country which incorporated several macroeconomic elements such as the countries’ GDP, unemployment rates. As the ECL calculated did not materially differ from the application of the accounting policy of the Group, which is based on the ageing of the balances, no additional expense was recognized within General and administrative expense.

During 2020, certain Group entities (namely, among others, Ecart Internet Services Nigeria Limited, Ecart Services Ivory Coast SARL, Ecart Services Kenya Limited, Ecart Services Morocco and Jumia Egypt LLC) entered into the account compensation and settlement agreements with certain international marketplace vendors. Therefore, the Group has offset associated trade receivables and payables for an amount of EUR 902 thousand as of December 31, 2020. (December 31, 2019, EUR 1,802 thousand).

The Group does not hold collateral as security. The Group evaluates the concentration of risk with respect to trade receivables and contract assets as low, as its customers are located in several jurisdictions and industries and operate in largely independent markets.

Cash deposits

Credit risk from balances with banks and financial institutions is managed by the Group’s treasury department in accordance with the Group’s policy. The Group’s maximum exposure to credit risk for the components of the statement of financial position as of December 31, 2019 and 2020 is the carrying amount as illustrated in cash and cash equivalents in the consolidated statement of financial position.

The expected credit losses (“ECL”) from cash and cash equivalents, are estimated by the Group as immaterial as of December 31, 2018, 2019 and 2020.

The Group considers a financial asset in default when contractual payments are 90 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

The majority of the Group’s cash deposit balances are maintained in Germany. German bank accounts are secured via the deposit protection fund, which secures all bank deposits up to 20% of the liable equity of the bank.

Liquidity risk

The primary objective of the Group’s liquidity and capital management is to monitor the availability of cash and capital in order to support its business expansion and growth. The Group manages its liquidity and capital structure with reference to economic conditions, performance of its local operations and local regulations. Funding is managed by a central treasury department that monitors the amounts of funds to be granted according to Management and Shareholder approval. All funding follows strict operational and legal monitoring executed by the treasury and legal departments.

In 2019 the Group has secured funding via IPO as described in Note 13. Most of funding is transferred to operating entities in the form of loans which are eliminated in consolidation. In December 2020, the Group completed an equity offering.  Proceeds from the offering, net of commissions and expenses, were approximately USD 231.4 million (EUR 194.3 million).

As all funding has been exclusively obtained from the shareholders and there are no external borrowings, the Group mitigates the interest rate risk.

Based on the cash flow forecast for 2021, the Group has sufficient liquidity as of December 31, 2020 for the next twelve months.